Commitments and contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2024
Commitments and contingencies
Commitments	$ 37,800	$ 53,600
Not later than one year
Commitments and contingencies
Commitments	7,800	3,600
Later than one year and not later than five years
Commitments and contingencies
Commitments		$ 10,000
Later than one year and not later than three years
Commitments and contingencies
Commitments	10,000
Withholding tax and VAT
Commitments and contingencies
Uncertain tax positions for which no provision has been made	$ 18,293